Note 11 - Goodwill (Detail) - Changes in goodwill (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance		$ 12,949,587
Acquisition (Note 3)	3,033,068
Impairment		(13,463,224)
Exchange difference	16,213	513,637
Balance	3,049,281
Southern China [Member]
Balance		2,400,576
Impairment		(2,507,499)
Exchange difference		106,923
Eastern China [Member]
Balance		8,892,249
Impairment		(9,284,338)
Exchange difference		392,089
Northern China [Member]
Balance		387,242
Impairment		(403,561)
Exchange difference		16,319
Western China [Member]
Acquisition (Note 3)	3,033,068
Exchange difference	16,213
Balance	3,049,281
Hong Kong [Member]
Balance		1,269,520
Impairment		(1,267,826)
Exchange difference		$ (1,694)